Star Select Funds
                              CROSS REFERENCE SHEET
                                    FORM N-1A


                 FOR STAR SELECT REIT-PLUS FUND (CLASS B SHARES)


ITEM                                   SECTION IN PROSPECTUS

 1......................Cover Page
 2......................Summary of Fund Expenses
 3......................None
 4......................The  Fund,  Investment Objective and Strategies and Risk
                        Considerations, Investment Policies and Techniques, Operation of the Fund, General Information
 5......................Operation of the Fund; Supplement to Prospectus
 5A.....................None
 6......................Cover Page, Dividends and Distributions,  Taxes, General
                        Information, Redeeming Shares
 7......................Cover  Page,  How to Invest in the  Fund,  Share  Price
                        Calculation, Operation of the Fund, Redeeming Shares
 8......................Redeeming Shares
 9......................None
13......................General Information
15......................General Information



                            SECTION IN STATEMENT OF
ITEM                         ADDITIONAL INFORMATION

10.......................Cover Page
11.......................Table of Contents
12.......................None
13.......................Additional  Information About Fund Investments and Risk
                         Considerations, Investment Limitations
14.......................Trustees and Officers
15.......................Description of the Trust
16.......................The  Investment  Adviser,  Custodian,  Transfer  Agent,
                         Accountants, Trustees and Officers
17.......................Portfolio Transactions and Brokerage
18.......................Description of the Trust
19.......................Determination of Share Price
20.......................None
21.......................Distributor
22.......................Investment Performance
23.......................Financial Statements

                                Star Select Funds
                             CROSS REFERENCE SHEET
                                    FORM N-1A





                 FOR STAR SELECT REIT-PLUS FUND (CLASS C SHARES)



ITEM                                   SECTION IN PROSPECTUS



 1.......................Cover Page
 2.......................Summary of Fund Expenses
 3.......................Supplement to Prospectus
 4.......................The  Fund, Investment Objective and Strategies and Risk
                         Considerations, Investment Policies and Techniques, Operation of the Fund, General Information; Supplement to Prospectus
 5.......................Operation of the Fund; Supplement to Prospectus
 5A......................None
 6.......................Cover Page, Dividends and Distributions, Taxes, General
                         Information, Redeeming Shares; Supplement to Prospectus
 7.......................Cover  Page,  How to Invest in the  Fund,  Share  Price
                         Calculation, Operation of the Fund, Redeeming Shares
 8.......................Redeeming Shares
 9.......................None..
13.......................General Information
15.......................General Information



                             SECTION IN STATEMENT OF
ITEM                         ADDITIONAL INFORMATION

10........................Cover Page
11........................Table of Contents
12........................None
13........................Additional Information About Fund Investments and Risk
                          Considerations, Investment Limitations
14........................Trustees and Officers
15........................Description of the Trust
16........................The  Investment  Adviser,  Custodian,  Transfer Agent,
                          Accountants, Trustees and Officers
17........................Portfolio Transactions and Brokerage
18........................Description of the Trust
19........................Determination of Share Price
20........................None..
21........................Distributor
22........................Investment Performance
23........................Financial Statements

                          SUPPLEMENT DATED JULY 1, 1998
                        TO PROSPECTUS DATED APRIL 1, 1998

                      STAR SELECT REIT-PLUS FUND - CLASS B



     Effective July 1, 1998, the following information replaces the information currently provided in the prospectus on page 8 regarding the day-to-day management of the Fund's portfolio:


     B. Randolph Bateman is primarily responsible for the day-to-day management of the Fund's portfolio. Mr. Bateman is a Senior Vice President and Chief Investment Officer of the StarTrust Division of Star Bank. His responsibilities include overseeing the investment policy and research process of $10 billion in assets managed by the Capital Management Department within the StarTrust
Division. These assets include the 13 Star Bank mutual funds. In addition to these responsibilities, Mr. Bateman is the portfolio manager of the REIT portfolios in the Star Funds as well as the Star International Equity Fund.

     Mr. Bateman joined Star Bank in 1988. He has over twenty-five years of investment experience, including serving as President of MPACT Securities, the investment research and advisory arm of MCORP in Dallas. He earned a Bachelor of Arts degree in Economics from North Carolina State University and holds the Chartered Financial Analyst designation.

                          SUPPLEMENT DATED JULY 1, 1998
               TO PROSPECTUS DATED JUNE 1, 1997 (as supplemented)

                      STAR SELECT REIT-PLUS FUND - CLASS C



     Effective July 1, 1998, the following information replaces the information currently provided in the prospectus on pages 6 and 7 regarding the day-to-day management of the Fund's portfolio:


     B. Randolph Bateman is primarily responsible for the day-to-day management of the Fund's portfolio. Mr. Bateman is a Senior Vice President and Chief Investment Officer of the StarTrust Division of Star Bank. His responsibilities include overseeing the investment policy and research process of $10 billion in assets managed by the Capital Management Department within the StarTrust
Division. These assets include the 13 Star Bank mutual funds. In addition to these responsibilities, Mr. Bateman is the portfolio manager of the REIT portfolios in the Star Funds as well as the Star International Equity Fund.

     Mr. Bateman joined Star Bank in 1988. He has over twenty-five years of investment experience, including serving as President of MPACT Securities, the investment research and advisory arm of MCORP in Dallas. He earned a Bachelor of Arts degree in Economics from North Carolina State University and holds the Chartered Financial Analyst designation.